Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	LADRX CORPORATION
Entity Central Index Key	0000799698
Entity Tax Identification Number	58-1642740
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11726 San Vicente Boulevard
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90049
City Area Code	310
Local Phone Number	826-5648
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	11726 San Vicente Boulevard
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90049
City Area Code	310
Local Phone Number	826-5648
Contact Personnel Name	Stephen Snowdy, Ph.D.